Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the fair value details of certain financial instruments measured at amortized cost in the consolidated statements of financial position (statements of financial position).

			June 30, 2024		December 31, 2023
	Classification	Fair value methodology	Carrying value	Fair value	Carrying value	Fair value
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	31,504	29,828	29,049	28,225

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2)(1)	Non-observable market inputs (level 3)(2)
June 30, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	599	19	—	580
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(331)	—	(331)	—
Other	Trade payables and other liabilities and other non-current assets	148	—	220	(72)
December 31, 2023
Publicly-traded and privately-held investments (3)	Other non-current assets	587	10	—	577
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(488)	—	(488)	—
Other	Other non-current assets and liabilities	147	—	216	(69)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments and other financial liabilities, changes in our valuation assumptions may result in a significant increase (decrease) in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to the Deficit in the statements of financial position when realized.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2)(1)	Non-observable market inputs (level 3)(2)
June 30, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	599	19	—	580
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(331)	—	(331)	—
Other	Trade payables and other liabilities and other non-current assets	148	—	220	(72)
December 31, 2023
Publicly-traded and privately-held investments (3)	Other non-current assets	587	10	—	577
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(488)	—	(488)	—
Other	Other non-current assets and liabilities	147	—	216	(69)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments and other financial liabilities, changes in our valuation assumptions may result in a significant increase (decrease) in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to the Deficit in the statements of financial position when realized.

Disclosure of detailed information of foreign currency forward contracts and options
The following table provides further details on our outstanding foreign currency forward contracts and options at June 30, 2024.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow (1)	USD	1,174	CAD	1,607	2024	Loans
Cash flow	USD	1,180	CAD	1,601	2024	Commercial paper
Cash flow	USD	359	CAD	459	2024	Anticipated purchases
Cash flow	PHP	1,470	CAD	35	2024	Anticipated purchases
Cash flow	USD	608	CAD	793	2025	Anticipated purchases
Cash flow	PHP	3,193	CAD	75	2025	Anticipated purchases
Cash flow	USD	280	CAD	377	2026	Anticipated purchases
Economic	USD	90	CAD	118	2024	Anticipated purchases
Economic - call options	USD	124	CAD	151	2024	Anticipated purchases
Economic - call options	CAD	112	USD	78	2024	Anticipated purchases
Economic - put options	USD	335	CAD	437	2024	Anticipated purchases
Economic	USD	120	CAD	158	2025	Anticipated purchases
Economic	CAD	137	USD	100	2025	Anticipated purchases
Economic - options (2)	USD	60	CAD	78	2025	Anticipated purchases
Economic - call options	USD	270	CAD	345	2025	Anticipated purchases
Economic - put options	USD	360	CAD	466	2025	Anticipated purchases
Economic	USD	100	CAD	136	2026	Anticipated purchases
(1) Forward contracts to hedge loans secured by receivables under our securitization program.
(2) Foreign currency options with a leverage provision and a profit cap limitation.